Accrued Expenses, Other Current Liabilities And Other Long-Term Liabilities (Summary Of Accrued Expenses And Other Current Liabilities) (Details) - USD ($) $ in Millions	Sep. 26, 2015	Sep. 27, 2014
Accrued Expenses, Other Current Liabilities And Other Long-Term Liabilities [Abstract]
Employee compensation, payroll and other taxes	$ 102	$ 91
Interest	38	44
Rebates	53	50
Property taxes	13	13
Restructuring	10	13
Tax receivable agreement obligation	57	39
Other	65	64
Total accrued liabilities, current	$ 338	$ 314